REVENUE	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
REVENUE
REVENUE
Revenue Recognition
The majority of the Company's revenue is derived from product sales. In 2018, 99 percent of the Company's sales related to product sales (98 percent in 2017 and 99 percent in 2016). The remaining sales were primarily related to the Company's insurance operations and licensing of patents and technologies. As of January 1, 2018, the Company accounts for revenue in accordance with Topic 606, "Revenue from Contracts with Customers," except for revenue from insurance operations, which is accounted for in accordance with Topic 944, "Financial Services - Insurance."

Product Sales
Product sales consist of sales of the Company's products to manufacturers and distributors. The Company considers order confirmations or purchase orders, which in some cases are governed by master supply agreements, to be contracts with a customer. Product sale contracts are generally short-term contracts where the time between order confirmation and satisfaction of all performance obligations is less than one year. However, the Company has some long-term contracts which can span multiple years.

Revenues from product sales are recognized when the customer obtains control of the product, which occurs at a point in time, usually upon shipment, with payment terms typically in the range of 30 to 60 days after invoicing, depending on business and geographic region. When the Company performs shipping and handling activities after the transfer of control to the customer (e.g., when control transfers prior to shipment), these are considered fulfillment activities, and accordingly, the costs are accrued when the related revenue is recognized. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues. The Company elected to use the practical expedient to expense cash and non-cash sales incentives, as the amortization period for the costs to obtain the contract would have been one year or less.

Certain long-term contracts include a series of distinct goods that are delivered continuously to the customer through a pipeline (e.g., feedstocks). For these types of product sales, the Company invoices the customer in an amount that directly corresponds with the value to the customer of the Company’s performance to date. As a result, the Company recognizes revenue based on the amount billable to the customer in accordance with the right to invoice practical expedient.

The transaction price includes estimates for reductions in revenue from customer rebates and right of returns on product sales. These amounts are estimated based upon the most likely amount of consideration to which the customer will be entitled. All estimates are based on historical experience, anticipated performance and the Company’s best judgment at the time to the extent it is probable that a significant reversal of revenue recognized will not occur. All estimates for variable consideration are reassessed periodically. The Company elected the practical expedient to not adjust the amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less.

For contracts with multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price. The standalone selling price is the observable price which depicts the price as if sold to a similar customer in similar circumstances.

Patents, Trademarks and Licenses
The Company enters into licensing arrangements in which it licenses certain rights of its patents and technology to customers. Revenue from the majority of the Company’s licenses for patents and technology is derived from sales-based royalties. The Company estimates the amount of sales-based royalties it expects to be entitled to based on historical sales to the customer. For the remaining revenue from licensing arrangements, payments are typically received from the Company's licensees based on billing schedules established in each contract. Revenue is recognized when the performance obligation is satisfied.

Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to unsatisfied or partially unsatisfied performance obligations. At December 31, 2018, the Company had unfulfilled performance obligations for the licensing of technology of $407 million, and expects revenue to be recognized for the remaining performance obligations over the next one to six years.

The remaining performance obligations are for product sales that have expected durations of one year or less, product sales of materials delivered through a pipeline for which the Company has elected the right to invoice practical expedient, or variable consideration attributable to royalties for licenses of patents and technology. The Company has received advance payments from customers related to long-term supply agreements that are deferred and recognized over the life of the contract, with remaining contract terms that range up to 22 years. The Company will have rights to future consideration for revenue recognized when product is delivered to the customer. These payments are included in "Accrued and other current liabilities" and "Other noncurrent obligations" in the consolidated balance sheets.

Disaggregation of Revenue
The Company disaggregates its revenue from contracts with customers by segment and business, and geographic region, as the Company believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See details in the tables below:

Net Trade Sales by Segment and Business	2018
In millions
Coatings & Performance Monomers	$3,979
Consumer Solutions	5,698
Performance Materials & Coatings	$9,677
Industrial Solutions	$4,812
Polyurethanes & Construction Chemicals	10,615
Others	20
Industrial Intermediates & Infrastructure	$15,447
Hydrocarbons & Energy	$7,587
Packaging and Specialty Plastics	16,608
Packaging & Specialty Plastics	$24,195
Corporate	$285
Total	$49,604

Net Trade Sales by Geographic Region	2018
In millions
U.S. & Canada	$17,809
EMEAI [1]	17,406
Asia Pacific	9,404
Latin America	4,985
Total	$49,604
1. Europe, Middle East, Africa and India.

Contract Balances
The Company receives payments from customers based upon contractual billing schedules. Accounts receivable are recorded when the right to consideration becomes unconditional. Contract assets include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. Contract liabilities include payments received in advance of performance under the contract, and are realized when the associated revenue is recognized under the contract. "Contract liabilities - current" primarily reflects deferred revenue from prepayments from customers for product to be delivered in a time period of 12 months or less. "Contract liabilities - noncurrent" includes advance payments that the Company has received from customers related to long-term supply agreements and royalty payments that are deferred and recognized over the life of the contract.

Revenue recognized in 2018 from amounts included in contract liabilities at the beginning of the period was approximately $205 million. In 2018, the amount of contract assets reclassified to receivables as a result of the right to the transaction consideration becoming unconditional was approximately $12 million. The Company did not recognize any asset impairment charges related to contract assets in 2018.

The following table summarizes the contract balances at December 31, 2018 and 2017:

Contract Balances	Dec 31, 2018	Topic 606 Adjustments Jan 1, 2018	Dec 31, 2017
In millions
Accounts and notes receivable - Trade	$5,646	$—	$5,386
Contract assets - current [1]	$19	$1	$—
Contract assets - noncurrent [2]	$1	$—	$—
Contract liabilities - current [3]	$134	$21	$116
Contract liabilities - noncurrent [4]	$1,318	$47	$1,365
1. Included in "Other current assets" in the consolidated balance sheets.
2. Included in "Deferred charges and other assets" in the consolidated balance sheets.
3. Included in "Accrued and other current liabilities" in the consolidated balance sheets.
4. Included in "Other noncurrent obligations" in the consolidated balance sheets.